SHARE OPTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Period End Date	Dec. 31, 2018
Share options [Roll Forward]
Options exercised (in shares)	0	(7,500)
Weighted average exercise price [Abstract]
Exercisable at end of year (in dollars per share)		$ 11.78
Weighted average assumptions used to calculate fair value of options [Abstract]
Weighted average fair value of options granted (in dollars per share)	$ 3.49	$ 3.77	$ 3.06
Risk free interest rate	2.63%	1.58%	1.08%
Expected share price volatility	29.51%	33.02%	31.27%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of options (in years)	3 years 6 months	3 years 6 months	3 years 6 months
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period	$ 0	$ 0	$ 300,000
Proceeds from Stock Options Exercised	$ 0	$ 100,000	$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 8 months
Unrecognized compensation costs, period of recognition	1 year 5 months	2 years	2 years 2 months 21 days
Employee Stock Option [Member]
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)	369,500	279,000	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	83,000	113,000	279,000
Options exercised (in shares)	0	(7,500)	(125,000)
Forfeited (in shares)	(35,000)	(15,000)	0
Options outstanding at end of year (in shares)	417,500	369,500	279,000
Exercisable at end of year (in shares)	111,500	85,500.00	0
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)	$ 12.20	$ 13.03	$ 12.56
Granted (in dollars per share)	14.67	14.30	14.38
Exercised (in dollars per share)	0.00	11.78	12.11
Forfeited (in dollars per share)	10.03	11.78	0.00
Options outstanding at end of year (in dollars per share)	11.43	12.20	13.03
Exercisable at end of year (in dollars per share)	$ 10.03	$ 11.43	$ 0.00
Other disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 0	$ 300,000		$ 0
Unrecognized compensation costs related to non-vested options granted	334,000	502,000		462,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 0	900,000		$ 507,780.00
New Options Granted During The Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	3 years
Weighted average assumptions used to calculate fair value of options [Abstract]
Expected life of options (in years)	5 years
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition	$ 500,000
Additional paid-in capital
Other disclosures [Abstract]
Amortization of stock-based compensation	$ 454,000	$ 374,000	$ 403,000